Supplemental Financial Information (Parent - Cash Flow Statement) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash (used in) operating activities	$ 307,614	$ 515,538	$ 712,584
Investing Activities:
Net cash used in investing activities	(278,900)	(512,757)	(1,600,743)
Financing activities:
Proceeds from issuance of Senior Notes	0	0	850,000
Deferred financing costs	0	6	(13,245)
Repurchased shares/net share settlements	(379)	(2,514)	(9,111)
Net cash provided by (used in) financing activities	368,621	(7,557)	886,414
Increase/(Decrease) in cash during the period	397,335	(4,776)	(1,745)
Cash and cash equivalents, beginning of period	4,143	8,919	10,664
Cash and cash equivalents, end of period	401,478	4,143	8,919
Parent [Member]
Net cash (used in) operating activities	(21,309)	(101,277)	(35,818)
Investing Activities:
Investment in subsidiaries			(850,000)
Dividends received	24,089	96,297	52,741
Net cash used in investing activities	24,089	96,297	(797,259)
Financing activities:
Proceeds from issuance of Senior Notes			850,000
Deferred financing costs		6	(13,245)
Repurchased shares/net share settlements	43		(6,471)
Shares re-issued from treasury	(337)	4,725	2,936
Net cash provided by (used in) financing activities	(294)	4,731	833,220
Increase/(Decrease) in cash during the period	2,486	(249)	143
Cash and cash equivalents, beginning of period	523	772	629
Cash and cash equivalents, end of period	$ 3,009	$ 523	$ 772